Summary of Significant Policies - Summary of Estimated Useful Lives of Property Plant and Equipment Assets (Detail)	12 Months Ended
Mar. 27, 2020
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	31 years
Building Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	Economic life of the building improvements
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	The shorter of the remaining term of the lease or estimated useful life
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years